Income Taxes (Details 2) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the computed expected total provision for income taxes to the amount recorded
Computed expected provision at 35%						$ 129,882,000	$ (361,893,000)	$ (267,623,000)
State income tax, net of Federal						(4,514,000)	21,852,000	(14,470,000)
Foreign Taxes								133,000
IRS audit adjustments						(2,802,000)	37,011,000	8,656,000
Tax basis adjustment						(162,639,000)
Other						842,000	(7,048,000)	4,336,000
Provision for income taxes	(162,600,000)	(367,237,000)	9,964,000	(339,557,000)	(65,990,000)	(39,231,000)	(310,078,000)	(268,968,000)
Federal statutory income tax rate (as a percent)						35.00%	35.00%	35.00%
Income tax benefit related to tax basis adjustment	601,000,000			7,500,000
Reserve for uncertain tax positions	438,500,000				425,400,000	480,927,000	48,549,000	53,584,000
Net tax benefit	162,600,000	367,237,000	(9,964,000)	339,557,000	65,990,000	39,231,000	310,078,000	268,968,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period				725,746,000	256,586,000	256,586,000	225,352,000	165,824,000
Additions based on tax positions related to current year	438,500,000				425,400,000	480,927,000	48,549,000	53,584,000
Additions for tax positions of prior years						5,652,000	800,000	5,944,000
Reductions for tax positions of prior years					(588,000,000)	(17,419,000)	(18,115,000)
Balance at the end of the period						725,746,000	256,586,000	225,352,000
Unrecognized tax benefits, additional disclosure
Interest, net of the federal benefit						2,700,000	(4,300,000)	5,000,000
Accrued interest, net of the federal benefit						11,700,000	8,900,000	13,200,000
Unrecognized tax benefit that, if recognized, would favorably affect the tax rate						725,700,000	256,600,000	225,300,000
U.S. federal
Operating losses
Net operating loss carryforwards						995,000,000	305,600,000
Foreign
Operating losses
Net operating loss carryforwards						283,000,000	317,800,000
Foreign | Australia
Operating losses
Deferred tax asset, net of valuation allowance on operating loss carryforwards, in Australia						0	43,000,000
Valuation allowance						$ 35,800,000	$ 29,200,000